Other commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]

23 Other commitments, contingent liabilities and contingent assets

Contractual commitments

Statoil had contractual commitments of USD 6,012 million at 31 December 2017. The contractual commitments reflect Statoil's share and mainly comprise construction and acquisition of property, plant and equipment as well as committed investments in equity accounted entities.

As a condition for being awarded oil and gas exploration and production licenses, participants may be committed to drill a certain number of wells. At the end of 2017, Statoil was committed to participate in 29 wells, with an average ownership interest of approximately 49%. Statoil's share of estimated expenditures to drill these wells amounts to USD 456 million. Additional wells that Statoil may become committed to participating in depending on future discoveries in certain licenses are not included in these numbers.

Other long-term commitments

Statoil has entered into various long-term agreements for pipeline transportation as well as terminal use, processing, storage and entry/exit capacity commitments and commitments related to specific purchase agreements. The agreements ensure the rights to the capacity or volumes in question, but also impose on Statoil the obligation to pay for the agreed-upon service or commodity, irrespective of actual use. The contracts' terms vary, with durations of up to 2045.

Take-or-pay contracts for the purchase of commodity quantities are only included in the table below if their contractually agreed pricing is of a nature that will or may deviate from the obtainable market prices for the commodity at the time of delivery.

Obligations payable by Statoil to entities accounted for using the equity method are included gross in the table below. For assets (for example pipelines) that Statoil accounts for by recognising its share of assets, liabilities, income and expenses (capacity costs) on a line-by-line basis in the Consolidated financial statements, the amounts in the table include the net commitment payable by Statoil (i.e. gross commitment less Statoil's ownership share).

Nominal minimum other long-term commitments at 31 December 2017:

(in USD million)

2018	1,548
2019	1,415
2020	1,312
2021	1,101
2022	942
Thereafter	5,563

Total	11,881

Guarantees

Statoil has guaranteed for its proportionate portion of an associate’s long-term bank debt, amounting to USD 305 million. The book value of the guarantee is immaterial.

Contingent liabilities and contingent assets

Resolution of the dispute with the Angolan Ministry of Finance

In June 2017 Statoil signed an agreement with the Angolan Ministry of Finance which resolved the dispute over previously assessed additional profit oil and taxes due, and established how to allocate profit oil and assess petroleum income tax (PIT) related to Statoil’s participation in Block 4, Block 15, Block 17 and Block 31 offshore Angola for the years 2002 to 2016. In accordance with the agreement, Statoil in July 2017 paid in full and final settlement an additional PIT amount to Angola related to the prior reporting periods. The agreement also led to a certain increase in Norwegian taxes payable. In addition to taxes previously provided for in the Consolidated financial statements related to the dispute, the current income tax expense at the time reflected USD 117 million payable in Angola and Norway. Based on the agreement, profit oil and interest expense amounts previously provided for in the current portion of provisions related to claims and litigation were reversed. USD 754 million has been reflected as revenue in the E&P International segment, while USD 319 million has been reflected as interest expense reduction under Net financial items in the Consolidated statement of income. The net effect of the dispute resolution recognized in the Consolidated statement of income consequently was USD 956 million.

Redetermination process for Agbami field

Through its ownership in OML 128 in Nigeria, Statoil is party to an ownership interest redetermination process for the Agbami field. In October 2015, Statoil received the Expert’s final ruling which implies a reduction of 5.17 percentage points in Statoil’s equity interest in the field. Statoil had previously initiated arbitration proceedings to set aside interim decisions made by the Expert, but this was declined by the arbitration tribunal in its November 2015 judgment. Statoil has proceeded to court of Appeal to have the arbitration award set aside. In October 2016 Statoil also initiated a new arbitration to set aside the Expert’s final ruling. Currently Statoil has two distinct, but connected, legal processes ongoing related to the Agbami redetermination. As of 31 December 2017, Statoil has recognised a provision of USD 1,165 million net of tax, which reflects a reduction of 5.17 percentage points in Statoil’s equity interest in the Agbami field. The provision is reflected within Provisions in the Consolidated balance sheet.

Price review arbitration

Some long-term gas sales agreements contain price review clauses, which in certain cases lead to claims subject to arbitration. The exposure for Statoil related to arbitration has been estimated to an amount equivalent to approximately USD 343 million for gas delivered prior to year end 2017. Statoil has provided for its best estimate related to contractual gas price disputes in the Consolidated financial statements, with the impact to the Consolidated statement of income reflected as revenue adjustments.

Dispute concerning interpretation of the terms of the OML 128 Production Sharing Contract (PSC)

There is a dispute between the Nigerian National Petroleum Corporation (NNPC) and the partners (Contractor) in Oil Mining Lease (OML) 128 of the unitised Agbami field concerning interpretation of the terms of the OML 128 Production Sharing Contract (PSC). The dispute relates to the allocation between NNPC and Contractor of cost oil, tax oil and profit oil volumes. Following an arbitration process on the matter concluded in 2015, various disputes related to the legality and enforcement of the arbitration verdict in Contractor’s favour are currently in process in the Nigerian court system. Statoil’s stake in the dispute at year end 2017 mainly relates to claims for return of certain oil volumes lifted by NNPC during the arbitration process and in subsequent years contrary to the PSC terms.

Dispute with Brazilian tax authorities

Brazilian tax authorities have issued an updated tax assessment for 2011 for Statoil’s Brazilian subsidiary which was party to Statoil’s divestment of 40% of the Peregrino field to Sinochem at that time. The assessment disputes Statoil’s allocation of the sale proceeds between entities and assets involved, resulting in a significantly higher assessed taxable gain and related taxes payable in Brazil. Statoil disagrees with the assessment, and has provided responses to this effect. The ongoing process of formal communication with the Brazilian tax authorities, as well as any subsequent litigation that may become necessary, may take several years. No taxes will become payable until the matter has been finally settled. Statoil is of the view that all applicable tax regulations have been applied in the case and that the group has a strong position. No amounts have consequently been provided for in the accounts.

Suit for an annulment of Petrobras’ sale of the interest in BM-S-8 to Statoil

In April 2017, a federal judge granted an injunction request to suspend the assignment to Statoil of Petróleo Brasileiro S.A.’s (“Petrobras”) 66% operated interest in the Brazilian offshore license BM-S-8, in a class action suit filed by the Union of Workers of Oil Tankers of Sergipe (Sindipetro) against Petrobras, Statoil, and ANP - the Brazilian Regulatory Agency (“the defendants”). The suit seeks the annulment of Petrobras’ sale of the interest in BM-S-8 to Statoil, which was closed in November 2016. The injunction was subsequently lifted by the Federal Regional Court. This decision is appealable. At the end of 2017 the acquired interest remains in Statoil’s balance sheet as intangible assets of the Exploration & Production International (E&P International) segment. For further information about Statoil’s acquisitions and divestments in BM-S-8, reference is made to the 2017 Consolidated annual financial statements note 4 Acquisitions and divestments.

A deviation notice from Norwegian tax authorities

On 6 July 2016, the Norwegian tax authorities issued a deviation notice for the years 2012 to 2014 related to the internal pricing on certain transactions between Statoil Coordination Centre (SCC) in Belgium and Norwegian entities in the Statoil group. The main issue in this matter relates to SCC`s capital structure and its compliance with the arm’s length principle. Statoil is of the view that arm’s length pricing has been applied and that the group has a strong position, and no amounts have consequently been provided for this issue in the accounts.

Other claims

During the normal course of its business, Statoil is involved in legal proceedings, and several other unresolved claims are currently outstanding. The ultimate liability or asset, in respect of such litigation and claims cannot be determined at this time. Statoil has provided in its Consolidated financial statements for probable liabilities related to litigation and claims based on its best estimate. Statoil does not expect that its financial position, results of operations or cash flows will be materially affected by the resolution of these legal proceedings. Statoil is actively pursuing the above disputes through the contractual and legal means available in each case, but the timing of the ultimate resolutions and related cash flows, if any, cannot at present be determined with sufficient reliability.

Provisions related to claims are reflected within note 20 Provisions.